FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA-5

Years Ended December 31, 2020 and 2019

Transamerica Life Insurance Company

Separate Account VA-5

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA-5

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA-5 indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA-5 as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

American Century VP Balanced Class I Shares	Invesco V.I. High Yield Series I Shares
American Century VP Capital Appreciation Class I Shares	Janus Henderson - Research Institutional Shares
Columbia - Small Company Growth Class 1 Shares	Schwab Government Money Market
Federated Hermes Fund for U.S. Government Securities II	VY JPMorgan Emerging Markets Equity
Federated Hermes Managed Volatility II Primary Shares	WFVT Discovery Class 2 Shares
Invesco V.I. Core Equity Series I Shares

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA-5 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA-5 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2021

We have served as the auditor of one or more of the subaccounts of Separate Account VA-5 since 2014.

Transamerica Life Insurance Company

Separate Account VA-5

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

American Century VP Balanced Class I Shares	25,873.992	$186,950	$225,880	$-	$225,880	4,448	$50.779040	$50.779040
American Century VP Capital Appreciation Class I Shares	62,394.330	823,439	1,202,339	2	1,202,341	13,586	88.497631	88.497631
Columbia - Small Company Growth Class 1 Shares	28,398.016	486,930	851,089	-	851,089	8,454	100.674528	100.674528
Federated Hermes Fund for U.S. Government Securities II	23,854.485	261,401	266,216	-	266,216	10,661	24.971248	24.971248
Federated Hermes Managed Volatility II Primary Shares	40,857.475	429,040	453,109	(1)	453,108	412,741	1.097803	1.097803
Invesco V.I. Core Equity Series I Shares	93,356.270	2,734,554	2,840,831	(2)	2,840,829	1,115,421	2.546866	2.546866
Invesco V.I. High Yield Series I Shares	69,715.262	361,262	366,702	1	366,703	9,879	37.119678	37.119678
Janus Henderson - Research Institutional Shares	48,329.354	1,559,561	2,385,054	(1)	2,385,053	25,108	94.990469	94.990469
Schwab Government Money Market	458,337.370	458,337	458,337	(3)	458,334	322,473	1.421308	1.421308
VY JPMorgan Emerging Markets Equity	16,031.230	283,810	441,981	(6)	441,975	135,096	3.271558	3.271558
WFVT Discovery Class 2 Shares	25,851.487	707,475	1,259,743	3	1,259,746	6,946	181.370401	181.370401

See accompanying notes.	2

Transamerica Life Insurance Company

Separate Account VA-5

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	American Century VP Balanced Class I Shares Subaccount	American Century VP Capital Appreciation Class I Shares Subaccount	Columbia - Small Company Growth Class 1 Shares Subaccount	Federated Hermes Fund for U.S. Government Securities II Subaccount	Federated Hermes Managed Volatility II Primary Shares Subaccount

Net Assets as of December 31, 2018:	$238,051	$653,775	$393,676	$189,059	$407,643

Investment Income:
Reinvested Dividends	3,148	-	-	4,608	9,092
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,858	6,777	4,191	1,657	3,722

Net Investment Income (Loss)	1,290	(6,777)	(4,191)	2,951	5,370

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,636	130,505	102,216	-	-
Realized Gain (Loss) on Investments	8,986	7,172	(2,067)	(466)	(277)

Net Realized Capital Gains (Losses) on Investments	13,622	137,677	100,149	(466)	(277)
Net Change in Unrealized Appreciation (Depreciation)	26,643	92,577	57,437	6,824	71,669

Net Gain (Loss) on Investment	40,265	230,254	157,586	6,358	71,392

Net Increase (Decrease) in Net Assets Resulting from Operations	41,555	223,477	153,395	9,309	76,762

Increase (Decrease) in Net Assets from Contract Transactions	(77,166)	(26,552)	(24,998)	10,939	(17,886)

Total Increase (Decrease) in Net Assets	(35,611)	196,925	128,397	20,248	58,876

Net Assets as of December 31, 2019:	$202,440	$850,700	$522,073	$209,307	$466,519

Investment Income:
Reinvested Dividends	2,438	-	-	5,140	11,028
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,748	7,801	5,157	2,065	3,652

Net Investment Income (Loss)	690	(7,801)	(5,157)	3,075	7,376

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,020	97,940	10,939	-	-
Realized Gain (Loss) on Investments	236	1,746	4,509	(35)	(155)

Net Realized Capital Gains (Losses) on Investments	7,256	99,686	15,448	(35)	(155)
Net Change in Unrealized Appreciation (Depreciation)	15,493	259,255	342,937	6,173	(7,685)

Net Gain (Loss) on Investment	22,749	358,941	358,385	6,138	(7,840)

Net Increase (Decrease) in Net Assets Resulting from Operations	23,439	351,140	353,228	9,213	(464)

Increase (Decrease) in Net Assets from Contract Transactions	1	501	(24,212)	47,696	(12,947)

Total Increase (Decrease) in Net Assets	23,440	351,641	329,016	56,909	(13,411)

Net Assets as of December 31, 2020:	$225,880	$1,202,341	$851,089	$266,216	$453,108

See Accompanying Notes.
(1) See Footnote 1	3

Transamerica Life Insurance Company

Separate Account VA-5

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	Invesco V.I. Core Equity Series I Shares Subaccount	Invesco V.I. High Yield Series I Shares Subaccount	Janus Henderson - Research Institutional Shares Subaccount	Schwab Government Money Market Subaccount	VY JPMorgan Emerging Markets Equity Subaccount

Net Assets as of December 31, 2018:	$1,952,889	$335,563	$1,414,523	$1,011,519	$264,539

Investment Income:
Reinvested Dividends	21,661	20,914	7,616	17,977	423
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,301	3,018	14,036	8,048	2,638

Net Investment Income (Loss)	2,360	17,896	(6,420)	9,929	(2,215)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	263,237	-	171,803	-	17,484
Realized Gain (Loss) on Investments	28,833	1,428	47,326	-	917

Net Realized Capital Gains (Losses) on Investments	292,070	1,428	219,129	-	18,401
Net Change in Unrealized Appreciation (Depreciation)	253,033	22,193	264,423	-	66,212

Net Gain (Loss) on Investment	545,103	23,621	483,552	-	84,613

Net Increase (Decrease) in Net Assets Resulting from Operations	547,463	41,517	477,132	9,929	82,398

Increase (Decrease) in Net Assets from Contract Transactions	17,358	(19,136)	(78,738)	(53,115)	11,080

Total Increase (Decrease) in Net Assets	564,821	22,381	398,394	(43,186)	93,478

Net Assets as of December 31, 2019:	$2,517,710	$357,944	$1,812,917	$968,333	$358,017

Investment Income:
Reinvested Dividends	34,096	20,542	10,758	2,632	2,047
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,977	2,873	16,797	4,902	2,954

Net Investment Income (Loss)	13,119	17,669	(6,039)	(2,270)	(907)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	588,171	-	156,882	-	22,307
Realized Gain (Loss) on Investments	4,901	29	12,410	-	4,818

Net Realized Capital Gains (Losses) on Investments	593,072	29	169,292	-	27,125
Net Change in Unrealized Appreciation (Depreciation)	(281,640)	(8,938)	413,689	-	81,460

Net Gain (Loss) on Investment	311,432	(8,909)	582,981	-	108,585

Net Increase (Decrease) in Net Assets Resulting from Operations	324,551	8,760	576,942	(2,270)	107,678

Increase (Decrease) in Net Assets from Contract Transactions	(1,432)	(1)	(4,806)	(507,729)	(23,720)

Total Increase (Decrease) in Net Assets	323,119	8,759	572,136	(509,999)	83,958

Net Assets as of December 31, 2020:	$2,840,829	$366,703	$2,385,053	$458,334	$441,975

See Accompanying Notes.
(1) See Footnote 1	4

Transamerica Life Insurance Company

Separate Account VA-5

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

WFVT Discovery Class 2 Shares Subaccount

Net Assets as of December 31, 2018:	$596,121

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,282

Net Investment Income (Loss)	(6,282)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	78,055
Realized Gain (Loss) on Investments	11,337

Net Realized Capital Gains (Losses) on Investments	89,392
Net Change in Unrealized Appreciation (Depreciation)	137,573

Net Gain (Loss) on Investment	226,965

Net Increase (Decrease) in Net Assets Resulting from Operations	220,683

Increase (Decrease) in Net Assets from Contract Transactions	(34,758)

Total Increase (Decrease) in Net Assets	185,925

Net Assets as of December 31, 2019:	$782,046

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,676

Net Investment Income (Loss)	(7,676)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	78,624
Realized Gain (Loss) on Investments	3,552

Net Realized Capital Gains (Losses) on Investments	82,176
Net Change in Unrealized Appreciation (Depreciation)	404,349

Net Gain (Loss) on Investment	486,525

Net Increase (Decrease) in Net Assets Resulting from Operations	478,849

Increase (Decrease) in Net Assets from Contract Transactions	(1,149)

Total Increase (Decrease) in Net Assets	477,700

Net Assets as of December 31, 2020:	$1,259,746

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Life Insurance Company

Separate Account VA-5

Notes to Financial Statements

December 31, 2020

1. Organization

Separate Account VA-5 (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Distinct AssetsSM Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
American Century Investments Variable Portfolios, Inc.:	American Century Investments Variable Portfolios, Inc.:
American Century VP Balanced Class I Shares	American Century VP Balanced Class I Shares
American Century VP Capital Appreciation Class I Shares	American Century VP Capital Appreciation Class I Shares
Columbia Funds Variable Insurance Trust:	Columbia Funds Variable Insurance Trust:
Columbia - Small Company Growth Class 1 Shares	Columbia - Small Company Growth Fund Class 1 Shares
Federated Insurance Series:	Federated Insurance Series:
Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Primary Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Core Equity Series I Shares	Invesco V.I. Core Equity Fund Series I Shares
Invesco V.I. High Yield Series I Shares	Invesco V.I. High Yield Fund Series I Shares
Janus Aspen Series:	Janus Aspen Series:
Janus Henderson - Research Institutional Shares	Janus Henderson - Research Portfolio Institutional Shares
Schwab Annuity Portfolios:	Schwab Annuity Portfolios:
Schwab Government Money Market	Schwab Government Money Market Portfolio
Voya Investors Trust:	Voya Investors Trust:
VY JPMorgan Emerging Markets Equity	VY JPMorgan Emerging Markets Equity Portfolio
Wells Fargo Advantage Variable Trust Funds:	Wells Fargo Advantage Variable Trust Funds:
WFVT Discovery Class 2 Shares	WFVT Discovery Fund Class 2 Shares

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Federated Hermes Managed Volatility II Primary Shares	August 17, 2018

The following subaccount name changes were made effective during the fiscal year ended December 31, 2020:

Subaccount	Formerly
Federated Hermes Fund for U.S. Government Securities II	Federated Fund for U.S. Government Securities II
Federated Hermes Managed Volatility II Primary Shares	Federated Managed Volatility II Primary Shares

Transamerica Life Insurance Company

Separate Account VA-5

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

Transamerica Life Insurance Company

Separate Account VA-5

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales
American Century VP Balanced Class I Shares	$9,458	$1,748
American Century VP Capital Appreciation Class I Shares	98,420	7,782
Columbia - Small Company Growth Class 1 Shares	11,627	30,057
Federated Hermes Fund for U.S. Government Securities II	52,821	2,050
Federated Hermes Managed Volatility II Primary Shares	11,317	16,888
Invesco V.I. Core Equity Series I Shares	622,466	22,601
Invesco V.I. High Yield Series I Shares	20,542	2,874
Janus Henderson - Research Institutional Shares	167,836	21,799
Schwab Government Money Market	2,632	512,617
VY JPMorgan Emerging Markets Equity	32,061	34,379
WFVT Discovery Class 2 Shares	78,624	8,827

Transamerica Life Insurance Company

Separate Account VA-5

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
American Century VP Balanced Class I Shares	-	-	-	1,940	(3,708)	(1,768)
American Century VP Capital Appreciation Class I Shares	8	-	8	-	(449)	(449)
Columbia - Small Company Growth Class 1 Shares	11	(356)	(345)	-	(458)	(458)
Federated Hermes Fund for U.S. Government Securities II	1,916	1	1,917	695	(245)	450
Federated Hermes Managed Volatility II Primary Shares	267	(12,825)	(12,558)	-	(17,733)	(17,733)
Invesco V.I. Core Equity Series I Shares	112	(674)	(562)	47,540	(38,494)	9,046
Invesco V.I. High Yield Series I Shares	-	-	-	-	(545)	(545)
Janus Henderson - Research Institutional Shares	3	(56)	(53)	-	(1,220)	(1,220)
Schwab Government Money Market	-	(354,987)	(354,987)	87,077	(124,744)	(37,667)
VY JPMorgan Emerging Markets Equity	3,023	(13,051)	(10,028)	7,156	(2,509)	4,647
WFVT Discovery Class 2 Shares	-	(8)	(8)	-	(353)	(353)

Transamerica Life Insurance Company

Separate Account VA-5

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
American Century VP Balanced Class I Shares	$-	$1	$1	$78,991	$(156,157)	$(77,166)
American Century VP Capital Appreciation Class I Shares	500	1	501	-	(26,552)	(26,552)
Columbia - Small Company Growth Class 1 Shares	700	(24,912)	(24,212)	-	(24,998)	(24,998)
Federated Hermes Fund for U.S. Government Securities II	47,696	-	47,696	16,639	(5,700)	10,939
Federated Hermes Managed Volatility II Primary Shares	300	(13,247)	(12,947)	-	(17,886)	(17,886)
Invesco V.I. Core Equity Series I Shares	260	(1,692)	(1,432)	96,627	(79,269)	17,358
Invesco V.I. High Yield Series I Shares	-	(1)	(1)	-	(19,136)	(19,136)
Janus Henderson - Research Institutional Shares	240	(5,046)	(4,806)	-	(78,738)	(78,738)
Schwab Government Money Market	-	(507,729)	(507,729)	124,173	(177,288)	(53,115)
VY JPMorgan Emerging Markets Equity	7,715	(31,435)	(23,720)	16,656	(5,576)	11,080
WFVT Discovery Class 2 Shares	-	(1,149)	(1,149)	-	(34,758)	(34,758)

Transamerica Life Insurance Company

Separate Account VA-5

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

American Century VP Balanced Class I Shares
12/31/2020	4,448	$50.78	to	$50.78	$ 225,880	1.18%	0.85%	to	0.85%	11.58%	to	11.58%
12/31/2019	4,448	45.51	to	45.51	202,440	1.44	0.85	to	0.85	18.84	to	18.84
12/31/2018	6,216	38.29	to	38.29	238,051	1.42	0.85	to	0.85	(4.64)	to	(4.64)
12/31/2017	6,078	40.16	to	40.16	244,092	1.39	0.85	to	0.85	12.95	to	12.95
12/31/2016	10,622	35.55	to	35.55	377,654	1.57	0.85	to	0.85	6.09	to	6.09
American Century VP Capital Appreciation Class I Shares
12/31/2020	13,586	88.50	to	88.50	1,202,341	-	0.85	to	0.85	41.26	to	41.26
12/31/2019	13,578	62.65	to	62.65	850,700	-	0.85	to	0.85	34.42	to	34.42
12/31/2018	14,027	46.61	to	46.61	653,775	-	0.85	to	0.85	(6.00)	to	(6.00)
12/31/2017	16,333	49.58	to	49.58	809,848	-	0.85	to	0.85	20.77	to	20.77
12/31/2016	17,342	41.06	to	41.06	711,986	-	0.85	to	0.85	2.36	to	2.36
Columbia - Small Company Growth Class 1 Shares
12/31/2020	8,454	100.67	to	100.67	851,089	-	0.85	to	0.85	69.68	to	69.68
12/31/2019	8,799	59.33	to	59.33	522,073	-	0.85	to	0.85	39.51	to	39.51
12/31/2018	9,257	42.53	to	42.53	393,676	-	0.85	to	0.85	(2.58)	to	(2.58)
12/31/2017	9,209	43.66	to	43.66	402,014	-	0.85	to	0.85	28.16	to	28.16
12/31/2016	10,831	34.06	to	34.06	368,953	-	0.85	to	0.85	11.80	to	11.80
Federated Hermes Fund for U.S. Government Securities II
12/31/2020	10,661	24.97	to	24.97	266,216	2.10	0.85	to	0.85	4.33	to	4.33
12/31/2019	8,744	23.94	to	23.94	209,307	2.35	0.85	to	0.85	5.01	to	5.01
12/31/2018	8,294	22.79	to	22.79	189,059	2.63	0.85	to	0.85	(0.40)	to	(0.40)
12/31/2017	10,315	22.89	to	22.89	236,062	2.28	0.85	to	0.85	1.07	to	1.07
12/31/2016	10,420	22.64	to	22.64	235,944	3.41	0.85	to	0.85	0.75	to	0.75
Federated Hermes Managed Volatility II Primary Shares
12/31/2020	412,741	1.10	to	1.10	453,108	2.56	0.85	to	0.85	0.08	to	0.08
12/31/2019	425,299	1.10	to	1.10	466,519	2.07	0.85	to	0.85	19.21	to	19.21
12/31/2018(1)	443,032	0.92	to	0.92	407,643	-	0.85	to	0.85	-	to	-
Invesco V.I. Core Equity Series I Shares
12/31/2020	1,115,421	2.55	to	2.55	2,840,829	1.38	0.85	to	0.85	12.89	to	12.89
12/31/2019	1,115,983	2.26	to	2.26	2,517,710	0.95	0.85	to	0.85	27.88	to	27.88
12/31/2018	1,106,937	1.76	to	1.76	1,952,889	0.91	0.85	to	0.85	(10.16)	to	(10.16)
12/31/2017	1,116,210	1.96	to	1.96	2,192,033	1.05	0.85	to	0.85	12.22	to	12.22
12/31/2016	1,116,987	1.75	to	1.75	1,954,629	0.76	0.85	to	0.85	9.34	to	9.34
Invesco V.I. High Yield Series I Shares
12/31/2020	9,879	37.12	to	37.12	366,703	6.05	0.85	to	0.85	2.45	to	2.45
12/31/2019	9,879	36.23	to	36.23	357,944	5.86	0.85	to	0.85	12.55	to	12.55
12/31/2018	10,424	32.19	to	32.19	335,563	5.08	0.85	to	0.85	(4.17)	to	(4.17)
12/31/2017	10,554	33.59	to	33.59	354,557	4.25	0.85	to	0.85	5.41	to	5.41
12/31/2016	9,870	31.87	to	31.87	314,548	4.19	0.85	to	0.85	10.28	to	10.28

Transamerica Life Insurance Company

Separate Account VA-5

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Janus Henderson - Research Institutional Shares
12/31/2020	25,108	$94.99	to	$94.99	$ 2,385,053	0.54%	0.85	% to	0.85%	31.83	% to	31.83%
12/31/2019	25,161	72.05	to	72.05	1,812,917	0.46	0.85	to	0.85	34.38	to	34.38
12/31/2018	26,381	53.62	to	53.62	1,414,523	0.55	0.85	to	0.85	(3.40)	to	(3.40)
12/31/2017	26,817	55.51	to	55.51	1,488,584	0.39	0.85	to	0.85	26.81	to	26.81
12/31/2016	30,176	43.77	to	43.77	1,320,924	0.53	0.85	to	0.85	(0.34)	to	(0.34)

Schwab Government Money Market

12/31/2020	322,473	1.42	to	1.42	458,334	0.46	0.85	to	0.85	(0.56)	to	(0.56)
12/31/2019	677,460	1.43	to	1.43	968,333	1.89	0.85	to	0.85	1.05	to	1.05
12/31/2018	715,127	1.41	to	1.41	1,011,519	1.49	0.85	to	0.85	0.66	to	0.66
12/31/2017	831,427	1.41	to	1.41	1,168,273	0.44	0.85	to	0.85	(0.40)	to	(0.40)
12/31/2016	864,106	1.41	to	1.41	1,219,050	0.01	0.85	to	0.85	(0.83)	to	(0.83)

VY JPMorgan Emerging Markets Equity

12/31/2020	135,096	3.27	to	3.27	441,975	0.59	0.85	to	0.85	32.61	to	32.61
12/31/2019	145,124	2.47	to	2.47	358,017	0.14	0.85	to	0.85	31.00	to	31.00
12/31/2018	140,477	1.88	to	1.88	264,539	0.77	0.85	to	0.85	(17.29)	to	(17.29)
12/31/2017	179,216	2.28	to	2.28	408,053	0.67	0.85	to	0.85	42.15	to	42.15
12/31/2016	161,357	1.60	to	1.60	258,446	1.32	0.85	to	0.85	12.31	to	12.31

WFVT Discovery Class 2 Shares

12/31/2020	6,946	181.37	to	181.37	1,259,746	-	0.85	to	0.85	61.28	to	61.28
12/31/2019	6,954	112.46	to	112.46	782,046	-	0.85	to	0.85	37.85	to	37.85
12/31/2018	7,307	81.58	to	81.58	596,121	-	0.85	to	0.85	(7.85)	to	(7.85)
12/31/2017	8,082	88.53	to	88.53	715,524	-	0.85	to	0.85	28.04	to	28.04
12/31/2016	8,377	69.14	to	69.14	579,150	-	0.85	to	0.85	6.74	to	6.74

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA-5

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $25, proportionately from the subaccounts’ unit values. An annual charge of 0.85% is deducted from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Separate Account VA-5

Notes to Financial Statements

December 31, 2020

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.